Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative instruments
Summary of reconciliation of change in fair value of derivative instruments

The following table reconciles the change in the fair value of Vermilion’s derivative instruments:

	Year Ended
	Dec 31, 2022	Dec 31, 2021
Fair value of contracts, beginning of year	(300,865)	(119,772)
Reversal of opening contracts settled during the year	164,208	112,679
Assumed in acquisitions	(339)	—
Realized loss on contracts settled during the year	(405,894)	(327,384)
Unrealized gain (loss) during the year on contracts outstanding at the end of the year	376,593	(293,773)
Net receipt from counterparties on contract settlements during the year	405,893	327,385
Fair value of contracts, end of year	239,596	(300,865)
Comprised of:
Current derivative asset	162,843	19,321
Current derivative liability	(55,845)	(268,973)
Non-current derivative asset	132,598	—
Non-current derivative liability	—	(51,213)
Fair value of contracts, end of year	239,596	(300,865)

Summary of loss (gain) on derivative instruments

The (gain) loss on derivative instruments for 2022 and 2021 were comprised of the following:

	Year Ended
	Dec 31, 2022	Dec 31, 2021
Realized loss on contracts settled during the year	405,894	327,384
Reversal of opening contracts settled during the year	(164,208)	(112,679)
Unrealized (gain) loss on contracts outstanding at the end of the year	(376,593)	293,773
(Gain) loss on derivative instruments	(134,907)	508,478